ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Other payable	$ 364,285	$ 374,758
Legal, financial and consulting	177,797	123,650
Research and development	608,429	735,218
Accounts Payable and Accrued Expenses	$ 1,150,511	$ 1,233,626